PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2023
PREPAID EXPENSES AND OTHER CURRENT ASSETS
PREPAID EXPENSES AND OTHER CURRENT ASSETS

3.    PREPAID EXPENSES AND OTHER CURRENT ASSETS:

Prepaid expenses and other current assets consist of the following:

	December 31,	December 31,
(in thousands)	2023	2022
Prepaid facility costs	$101	$106
Prepaid insurance	274	358
Prepaid professional service fees	68	339
Research grant receivable	160	—
Prepaid software licenses	24	22
VAT receivable	104	195
Other receivable and other prepaid expenses	80	36
Total prepaid expenses and other current assets	$811	$1,056